PREPAID EXPENSES AND OTHER CURRENT ASSETS - Narrative (Details) - USD ($)						3 Months Ended		12 Months Ended
	Aug. 26, 2021	Dec. 31, 2020	Dec. 23, 2020	Dec. 16, 2020	Sep. 01, 2020	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Apr. 13, 2021
Accounts, Notes, Loans and Financing Receivable [Line Items]
Proceeds from the issuance of common stock						$ 0	$ 18,020,000	$ 27,399,999	$ 4,197,622
Receivable on sale of equity securities		$ 200,000						0	200,000
Deposit		145,600						3,567,061	$ 145,600
Pelen LLC
Accounts, Notes, Loans and Financing Receivable [Line Items]
Membership interest					75.00%
Wingfield Tono LP
Accounts, Notes, Loans and Financing Receivable [Line Items]
Number of shares issued in transaction (in shares)			3,333,333	15,666,667
Sale of stock, price per share (in dollars per share)				$ 0.33
Proceeds from the issuance of common stock		$ 900,000	$ 1,100,000
Shares returned to eliminate receivable (in shares)										606,601
LINICO Corporation
Accounts, Notes, Loans and Financing Receivable [Line Items]
Deposit								$ 3,219,607
Pelen, LLC
Accounts, Notes, Loans and Financing Receivable [Line Items]
Option fee, first year	$ 100,000				$ 100,000
Option term	1 year				1 year
Purchase price, first year	$ 4,400,000				$ 3,750,000